Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs	[1]	$ 14,539	$ (16,314)
Reallocate reserve to retained earnings upon disposal of LTIs		(3,797)	73,578
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(65,586)	15,135
Unrealized gain (loss) on LTIs	[2]	14,539	(16,314)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	3,797	(64,407)
Long-term investment revaluation reserve at end of period		(47,250)	(65,586)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(65,475)	22,103
Unrealized gain (loss) on LTIs	[2]	21,052	(14,000)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	3,797	(73,578)
Long-term investment revaluation reserve at end of period		(40,626)	(65,475)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(111)	(6,968)
Unrealized gain (loss) on LTIs	[2]	(6,513)	(2,314)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	0	9,171
Long-term investment revaluation reserve at end of period		$ (6,624)	$ (111)

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	LTIs refers to long-term investments in common shares held.